Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss - Commercial Loans [Member] - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		$ 15,862,325,000		$ 15,217,460,000	[1]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets		1,285,080,000		712,258,000
Write-off		(168,537,000)		(177,849,000)
FX and other adjustments		8,321,000		110,456,000
Gross carrying amount, Ending balance		16,987,189,000		15,862,325,000
Expected credit losses allowances, Beginning balance		506,569,000	[2]	508,190,000	[1]
Transfers
Transfers to stage 2		58,928,000		58,098,000
Transfers to stage 3		20,225,000		13,421,000
Transfers to stage 3		74,776,000		64,235,000
Transfers to stage 1		(22,087,000)		(23,389,000)
Transfers to stage 2		(19,188,000)		(20,997,000)
Transfers to stage 1		(40,000)		(154,000)
Net changes of the exposure and modifications in credit risk		193,594,000		87,894,000
Write-off		(167,382,000)		(177,858,000)
FX and other adjustments		(323,000)		(2,871,000)
Expected credit losses allowances, Ending balance	[2]	645,072,000		506,569,000
Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		13,802,623,000
Transfers:
Gross carrying amount, Ending balance				13,802,623,000
Expected credit losses allowances, Beginning balance	[2]	57,427,000
Transfers
Expected credit losses allowances, Ending balance	[2]	80,532,000		57,427,000
Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		1,245,067,000
Transfers:
Gross carrying amount, Ending balance				1,245,067,000
Expected credit losses allowances, Beginning balance	[2]	55,944,000
Transfers
Expected credit losses allowances, Ending balance	[2]	109,767,000		55,944,000
Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		814,635,000
Transfers:
Gross carrying amount, Ending balance		910,085		814,635,000
Expected credit losses allowances, Beginning balance	[2]	393,198,000
Transfers
Expected credit losses allowances, Ending balance	[2]	454,773,000		393,198,000
Individual [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		10,208,264,000		9,695,837,000	[1]
Transfers:
Transfers from stage 1 to stage 2		(1,355,492,000)		(518,990,000)
Transfers from stage 1 to stage 3		(2,492,000)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1		239,349,000		158,935,000
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets		676,413,000		542,311,000
Write-off
FX and other adjustments		(1,243,000)		330,171,000
Gross carrying amount, Ending balance		9,764,799,000		10,208,264,000
Expected credit losses allowances, Beginning balance		21,539,000		30,189,000	[1]
Transfers
Transfers to stage 2		(23,652,000)		(7,786,000)
Transfers to stage 3		(9,000)
Transfers to stage 3
Transfers to stage 1		2,919,000		1,576,000
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk		39,971,000		(6,948,000)
Write-off
FX and other adjustments		(1,179,000)		4,508,000
Expected credit losses allowances, Ending balance		39,589,000		21,539,000
Individual [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		1,004,967,000		867,783,000	[1]
Transfers:
Transfers from stage 1 to stage 2		1,355,492,000		518,990,000
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3		(198,124,000)		(132,136,000)
Transfers from stage 2 to stage 1		(239,349,000)		(158,935,000)
Transfers from stage 3 to stage 2		4,022,000		11,229,000
Transfers from stage 3 to stage 1
Net changes of financial assets		(337,291,000)		(119,884,000)
Write-off
FX and other adjustments		(2,000)		17,920,000
Gross carrying amount, Ending balance		1,589,715,000		1,004,967,000
Expected credit losses allowances, Beginning balance		30,389,000		31,066,000	[1]
Transfers
Transfers to stage 2		50,253,000		17,237,000
Transfers to stage 3
Transfers to stage 3		(25,214,000)		(8,567,000)
Transfers to stage 1		(9,322,000)		(7,525,000)
Transfers to stage 2		943,000		685,000
Transfers to stage 1
Net changes of the exposure and modifications in credit risk		18,462,000		(3,151,000)
Write-off
FX and other adjustments		(59,000)		644,000
Expected credit losses allowances, Ending balance		65,452,000		30,389,000
Individual [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		401,007,000		386,929,000	[1]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3		2,492,000
Transfers from stage 2 to stage 3		198,124,000		132,136,000
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2		(4,022,000)		(11,229,000)
Transfers from stage 3 to stage 1
Net changes of financial assets		(537,000)		(24,788,000)
Write-off		(66,989,000)		(83,845,000)
FX and other adjustments		(9,000)		1,804,000
Gross carrying amount, Ending balance		530,066,000		401,007,000
Expected credit losses allowances, Beginning balance		196,165,000		198,115,000	[1]
Transfers
Transfers to stage 2
Transfers to stage 3		1,089,000
Transfers to stage 3		73,885,000		44,203,000
Transfers to stage 1
Transfers to stage 2		(1,560,000)		(3,867,000)
Transfers to stage 1
Net changes of the exposure and modifications in credit risk		58,915,000		41,365,000
Write-off		(66,989,000)		(83,844,000)
FX and other adjustments				193,000
Expected credit losses allowances, Ending balance		261,505,000		196,165,000
Collective [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		3,594,359,000		3,644,407,000	[1]
Transfers:
Transfers from stage 1 to stage 2		(277,926,000)		(347,678,000)
Transfers from stage 1 to stage 3		(52,304,000)		(41,696,000)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1		162,768,000		159,009,000
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1		138,000		1,134,000
Net changes of financial assets		1,056,882,000		415,524,000
Write-off
FX and other adjustments		10,082,000		(236,341,000)
Gross carrying amount, Ending balance		4,493,999,000		3,594,359,000
Expected credit losses allowances, Beginning balance		35,888,000		44,104,000	[1]
Transfers
Transfers to stage 2		(16,137,000)		(20,058,000)
Transfers to stage 3		(3,007,000)		(2,666,000)
Transfers to stage 3
Transfers to stage 1		4,921,000		4,838,000
Transfers to stage 2
Transfers to stage 1		5,000		88,000
Net changes of the exposure and modifications in credit risk		19,264,000		14,199,000
Write-off
FX and other adjustments		9,000		(4,617,000)
Expected credit losses allowances, Ending balance		40,943,000		35,888,000
Collective [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		240,100,000		235,239,000	[1]
Transfers:
Transfers from stage 1 to stage 2		277,926,000		347,678,000
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3		(163,049,000)		(230,125,000)
Transfers from stage 2 to stage 1		(162,768,000)		(159,009,000)
Transfers from stage 3 to stage 2		117,446,000		120,293,000
Transfers from stage 3 to stage 1
Net changes of financial assets		(80,505,000)		(68,960,000)
Write-off
FX and other adjustments		(559,000)		(5,016,000)
Gross carrying amount, Ending balance		228,591,000		240,100,000
Expected credit losses allowances, Beginning balance		25,555,000		24,945,000	[1]
Transfers
Transfers to stage 2		48,464,000		68,705,000
Transfers to stage 3
Transfers to stage 3		(29,540,000)		(42,601,000)
Transfers to stage 1		(20,605,000)		(22,278,000)
Transfers to stage 2		4,424,000		9,667,000
Transfers to stage 1
Net changes of the exposure and modifications in credit risk		15,122,000		(12,533,000)
Write-off
FX and other adjustments		895,000		(350,000)
Expected credit losses allowances, Ending balance		44,315,000		25,555,000
Collective [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		413,628,000		387,265,000	[1]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3		52,304,000		41,696,000
Transfers from stage 2 to stage 3		163,049,000		230,125,000
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2		(117,446,000)		(120,293,000)
Transfers from stage 3 to stage 1		(138,000)		(1,134,000)
Net changes of financial assets		(29,882,000)		(31,945,000)
Write-off		(101,548,000)		(94,004,000)
FX and other adjustments		52,000		1,918,000
Gross carrying amount, Ending balance		380,019,000		413,628,000
Expected credit losses allowances, Beginning balance		197,033,000		179,771,000	[1]
Transfers
Transfers to stage 2
Transfers to stage 3		22,152,000		16,087,000
Transfers to stage 3		55,645,000		71,200,000
Transfers to stage 1
Transfers to stage 2		(22,995,000)		(27,482,000)
Transfers to stage 1		(45,000)		(242,000)
Net changes of the exposure and modifications in credit risk		41,860,000		54,962,000
Write-off		(100,393,000)		(94,014,000)
FX and other adjustments		11,000		(3,249,000)
Expected credit losses allowances, Ending balance		$ 193,268,000		$ 197,033,000

[1]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.
[2]	Include overlays for an amount of MCh$59,000. See Note 37.